Share-Based Compensation	6 Months Ended
Jun. 30, 2025
Share-based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 6: - SHARE-BASED COMPENSATION

a.	Option plans:

Options granted under the Company’s 2005 Israeli Share Option Plan (“Plan”) were exercisable in accordance with the terms of the Plan, within 10 years from the date of grant, against payment of an exercise price. The options generally vest over a period of three or four years.

In March 2018, the Company’s Board of Directors approved the adoption of the Company’s 2018 Israeli Share Option Plan (“2018 Plan”) for the grant of options and restricted shares (“RSU”) to employees, directors and service providers. The options are exercisable within 10 years from the date of grant, against payment of the exercise price, in accordance with the terms of the 2018 Plan. The options generally vest over a period of three or four years.

b.	The total share-based compensation expense related to all of the Company’s equity-based awards, recognized for the six months ended June 30, 2025, and 2024 is comprised as follows:

	Six months ended June 30,
	2025	2024

Cost of revenues	138	-
Research and development expenses	$31	$104
Marketing, general and administrative expenses	101	229
Total share-based compensation	$270	$333

c.	During the six months ended June 30, 2024, the Company granted 55,725 RSUs to officers and employees, These RSU’s vest over three years and the fair value of said grant was $290.

During the six months ended June 30, 2025, the Company granted 900 RSUs to employees, These RSU’s vest over three years and the fair value of said grant was $3.

As of June 30, 2025, there are $ 278 of total unrecognized costs related to share-based compensation that is expected to be recognized over a period of up to four years.

The fair value of the granted RSUs was determined based on the stock market price of the Company’s ADS on the day of grant.